Long-Term Time Deposits and Held-to-Maturiity Investments (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
The following table summarizes the amortized cost of
long-term
time deposits and
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 2 years	7,914	11,089	1,608
Due in 2 year through 3 years	—	12,240	1,775
Due in 3 year through 5 years	—	300	43

Total	7,914	23,629	3,426

Long Term Investments
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
Long-term time deposits and
held-to-maturity
investments classification as of December 31, 2021 and 2022 were shown as below:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term time deposits and held-to-maturity investments	7,914	100	—	8,014

	As of December 31, 2022
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term time deposits and held-to-maturity investments	23,629	170	(111)	23,688	3,434